Equity-Based Compensation - Seller Earnout Units (Details) - Earnout Securities $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 25.6
Weighted-average amortization period	3 years 2 months 12 days
Volatility	22.00%
Risk-free discount rate	0.90%
Discount for lack of marketability	12.00%
Expected holding period	3 years